SIGNIFICANT ACCOUNTING POLICIES - Assumption Updates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Change in Accounting Estimate [Line Items]
Policy charges and fee income	$ (2,454)	$ (2,768)	$ (3,735)
Policyholders’ benefits	2,716	2,788	5,326
Change in market risk benefits and purchased market risk benefits	(1,280)	(5,943)	0
Net derivative gains (losses)	907	(7,149)	(1,722)
Amortization of deferred policy acquisition costs, net			(1,613)
Income (loss) from continuing operation, before income taxes	2,992	2,609	(1,093)
Net income (loss)	2,394	2,170	(349)
5-year Historical Average Over A 10-year Period
Change in Accounting Estimate [Line Items]
Interest rate assumptions				2.25%
Long-term Lapses, Partial Withdrawal Rates and Election Assumptions Updates
Change in Accounting Estimate [Line Items]
Policy charges and fee income	(14)	(33)	(23)
Policyholders’ benefits	(13)	11	(1,600)
Change in market risk benefits and purchased market risk benefits	(204)	446
Increased interest credited	(1)	(1)	1
Income (loss) from continuing operations, before income taxes	(206)
Net derivative gains (losses)			112
Amortization of deferred policy acquisition costs, net		1	1,100
Income (loss) from continuing operation, before income taxes		400	(2,600)
Net income (loss)	$ (163)	$ 316	(2,000)
Economic Scenario Generator
Change in Accounting Estimate [Line Items]
Income (loss) from continuing operation, before income taxes			201
Net income (loss)			$ 159